Capital Stock - Schedule of Capital Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares Outstanding [Roll Forward]
Proceeds from exercise of options	$ 0.3	$ 0.2	$ 0.2
SVS
Number of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	103,000,000.0	106,100,000	110,500,000
Number of shares outstanding, beginning balance (in shares)	103,000,000.0	106,100,000	110,500,000
Issued from treasury (in shares)	50,000.00	70,000.00	30,000.00
Cancelled under NCIB (in shares)	(2,700,000)	(3,140,000)	(4,400,000)
Conversion of MVS into SVS in connection with the Secondary Offerings (in shares)	18,600,000
Number of shares issued, ending balance (in shares)	119,000,000.0	103,000,000.0	106,100,000
Number of shares outstanding, ending balance (in shares)	119,000,000.0	103,000,000.0	106,100,000
MVS
Number of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	18,600,000	18,600,000	18,600,000
Number of shares outstanding, beginning balance (in shares)	18,600,000	18,600,000	18,600,000
Issued from treasury (in shares)	0	0	0
Cancelled under NCIB (in shares)	0	0	0
Conversion of MVS into SVS in connection with the Secondary Offerings (in shares)	(18,600,000)
Number of shares issued, ending balance (in shares)	0	18,600,000	18,600,000
Number of shares outstanding, ending balance (in shares)	0	18,600,000	18,600,000
Options | SVS
Number of Shares Outstanding [Roll Forward]
Shares issued (in shares)	30,000.00	20,000.00	20,000.00
RSUs | SVS
Number of Shares Outstanding [Roll Forward]
Shares issued (in shares)	20,000.00	50,000.00	10,000.00
Value of shares issued upon vesting of RSUs	$ 0.2	$ 0.4	$ 0.1